Notes Payable at December 31, 2012	33 Months Ended
Sep. 30, 2013
Note Payable [Abstract]
Note Payable

6. Notes Payable at December 31, 2012

a)On June 16, 2011, the Company issued a demand note to a non-related party for $10,000. Under the terms of the note, the amount owing is unsecured, due interest at 10% per annum, and due on demand. On August 11, 2011, the Company repaid a note payable of $10,000 and forgave the accrued interest of $151, which was recorded as a gain on settlement of debt.

b)In August 2011, the Company issued a note payable to a non-related party for proceeds of $200,600. Under the terms of the notes, the amounts owing are unsecured, due interest of 10% per annum, and due on demand. On August 12, 2011, the Company recorded accrued interest of $151, and the note was forgiven resulting in a gain on settlement of debt of $200,751. The note was forgiven to facilitate the Agreement with HOEL, as a closing condition to the Agreement required the Company have no debt, obligations or liabilities of any kind whatsoever totaling in excess of $1,000.